JPMorgan Limited Duration Bond ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 45.2%
Affirm Asset Securitization Trust Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	111,282	111,344
American Credit Acceptance Receivables Trust Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	16,665,000	16,747,738
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 5.72%, 12/25/2032 (b)	953,695	924,172
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	1,285,000	1,209,702
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,984,244	3,903,054
Series 2024-SFR1, Class A, 4.29%, 7/17/2041 (a) (c)	7,810,000	7,790,841
Series 2024-SFR2, Class B, 4.15%, 11/17/2041 (a)	14,000,000	13,731,015
Series 2025-SFR1, Class A, 3.66%, 6/17/2042 (a)	2,025,000	1,960,953
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	8,035,000	7,964,622
Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	12,000,000	12,020,088
Apidos CLO (Cayman Islands)
Series 2019-31A, Class A1R, 5.27%, 4/15/2031 (a) (b)	2,061,097	2,061,792
Series 2016-25A, Class A1R3, 5.02%, 1/20/2037 (a) (b)	3,355,000	3,345,472
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	5,089,370	5,190,567
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	241,761	243,061
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A, Class A, 4.17%, 2/20/2030 (a)	10,000,000	10,002,806
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2025-4A, Class A1, 5.10%, 1/17/2039 (a) (b)	10,000,000	9,991,410
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.16%, 10/20/2031 (a) (b)	1,657,543	1,657,736
Series 2019-1A, Class A1R, 5.20%, 7/15/2032 (a) (b)	4,521,161	4,521,536
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.31%, 1/25/2035 (b)	196,671	206,878
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 4.97%, 12/25/2033 (b)	368,806	385,455
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2018-14A, Class AR, 5.25%, 10/20/2037 (a) (b)	5,000,000	5,008,065
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	509,919	505,886
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	8,530,000	8,255,690
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C, 5.15%, 12/17/2029	8,000,000	8,057,502
Series 2025-3, Class C, 4.81%, 5/15/2031	5,600,000	5,633,015
Series 2025-4, Class C, 4.80%, 8/15/2031	6,210,000	6,228,239
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 5.64%, 2/15/2037 (a) (b)	895,771	896,164
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	4,719,457	4,689,581
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	3,312,371	3,384,373
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	5,056,942	5,105,878
BXG Receivables Note Trust Series 2020-A, Class B, 2.49%, 2/28/2036 (a)	2,823,079	2,741,783
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1BR, 5.50%, 1/15/2040 (a) (b)	5,000,000	5,004,385
Carmax Auto Owner Trust
Series 2025-1, Class A3, 4.84%, 1/15/2030	3,235,000	3,276,872
Series 2025-3, Class B, 4.68%, 3/17/2031	8,000,000	8,102,882
Carmax Select Receivables Trust
Series 2025-B, Class A2, 4.19%, 3/15/2029	13,000,000	13,006,154
Series 2025-B, Class B, 4.35%, 7/15/2030	4,000,000	4,009,737
CARS-DB5 LP Series 2021-1A, Class A1, 1.44%, 8/15/2051 (a)	2,259,361	2,202,946
Carvana Auto Receivables Trust
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	331,352	331,839
Series 2024-P2, Class A3, 5.33%, 7/10/2029	2,138,709	2,154,090
Series 2023-N1, Class D, 6.69%, 7/10/2029 (a)	10,000,000	10,237,931
Series 2024-P3, Class A3, 4.26%, 10/10/2029	5,000,000	5,005,941

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-P4, Class A3, 4.64%, 1/10/2030	1,835,000	1,844,435
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,378,670
Series 2025-P3, Class A3, 4.04%, 11/11/2030	24,000,000	23,994,982
Series 2025-P3, Class B, 4.48%, 10/10/2031	12,000,000	12,024,509
CCG Receivables Trust Series 2023-2, Class B, 6.21%, 4/14/2032 (a)	5,061,000	5,193,029
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 4.92%, 1/25/2032 (b)	68,034	74,715
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,285,838	1,951,347
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	1,398,433	1,402,787
CNH Equipment Trust Series 2024-C, Class A4, 4.12%, 3/15/2032	3,585,000	3,615,227
Consumer Portfolio Services Auto Trust
Series 2025-A, Class A, 4.77%, 10/16/2028 (a)	1,664,686	1,667,583
Series 2025-B, Class A, 4.74%, 2/15/2029 (a)	4,021,765	4,030,938
Series 2025-D, Class A, 4.46%, 7/16/2029 (a)	7,057,346	7,060,368
Series 2025-D, Class B, 4.48%, 4/15/2030 (a)	4,000,000	4,002,588
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	4,000,000	4,009,172
CoreVest American Finance Trust Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	25,599	25,527
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 4.67%, 6/25/2033 (b)	55,970	55,982
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	7,786	7,797
CPS Auto Receivables Trust
Series 2024-D, Class A, 4.91%, 6/15/2028 (a)	397,189	397,641
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	9,480,000	9,546,533
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,612,817	1,621,797
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	11,845,000	11,905,331
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	5,745,000	5,811,437
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	15,000,000	15,040,635
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	2,005,000	2,016,989
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	5,500,000	5,540,558
DLLAA LLC Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	2,438,060	2,445,448
DLLAD LLC Series 2025-1A, Class A3, 4.42%, 9/20/2030 (a)	3,615,000	3,655,056
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	3,460,000	3,464,791
Series 2025-2, Class A3, 4.14%, 9/15/2032	10,000,000	10,009,391
Series 2025-2, Class B, 4.14%, 9/15/2032	17,500,000	17,473,816
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class A1R2, 5.01%, 7/17/2034 (a) (b)	15,000,000	15,011,820
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class AR3, 4.95%, 4/20/2034 (a) (b)	5,000,000	4,993,410
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	9,115,000	9,021,618
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	2,500,000	2,536,872
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	6,000,000	5,992,043
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	12,615,560	12,639,871
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-1A, Class AR, 5.43%, 4/20/2037 (a) (b)	22,875,000	22,951,814
Series 2021-5A, Class AR, 5.26%, 10/15/2037 (a) (b)	5,200,000	5,207,145
Enterprise Fleet Financing LLC
Series 2025-2, Class A3, 4.41%, 6/20/2029 (a)	3,565,000	3,600,073
Series 2025-3, Class A3, 4.46%, 9/20/2029 (a)	5,500,000	5,567,401

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	8,200,000	8,140,165
Series 2024-5A, Class A3, 4.45%, 3/15/2028	1,079,503	1,079,796
Series 2023-4A, Class C, 6.51%, 8/15/2028	1,825,192	1,836,894
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,565,000	15,695,480
Series 2025-5A, Class B, 4.28%, 7/15/2030	6,665,000	6,677,512
Series 2024-4A, Class A3, 5.28%, 8/15/2030	1,307,475	1,308,572
Series 2025-5A, Class C, 4.68%, 3/15/2032	2,975,000	2,991,148
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B, 4.63%, 11/17/2031	3,748,000	3,780,050
Series 2025-3, Class B, 4.42%, 3/15/2032	5,920,000	5,926,843
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 5.12%, 4/25/2032 (b)	37,496	43,847
Series 2002-FF4, Class M1, 5.64%, 2/25/2033 (b)	578,174	510,167
Series 2003-FFH1, Class M2, 6.69%, 9/25/2033 (b)	229,618	208,651
Series 2004-FF8, Class M4, 5.67%, 10/25/2034 (b)	176,798	128,272
First Investors Auto Owner Trust Series 2025-1A, Class B, 4.39%, 1/15/2031 (a)	5,000,000	5,002,263
FirstKey Homes Trust
Series 2022-SFR3, Class B, 4.50%, 7/17/2038 (a)	11,988,000	11,952,578
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,139,277	6,017,232
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (a)	1,949,382	1,917,691
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	6,000,000	5,978,640
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 (a)	3,455,000	3,454,218
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,527,757	1,564,019
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	3,320,098	3,334,060
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	8,797,309	8,913,796
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	8,662,045	8,715,627
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.32%, 11/16/2036 (a) (b)	2,630,525	2,628,441
Generate CLO Ltd. (Cayman Islands) Series 6A, Class AR2, 5.26%, 10/22/2037 (a) (b)	5,000,000	5,005,710
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	7,000,000	7,058,028
Series 2025-1A, Class B, 4.98%, 7/16/2029 (a)	15,300,000	15,439,106
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	2,500,000	2,523,038
Series 2025-3A, Class B, 4.57%, 1/15/2030 (a)	8,260,000	8,288,227
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	7,220,000	7,253,141
GLS Auto Select Receivables Trust
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	858,229	860,347
Series 2025-3A, Class B, 4.81%, 9/15/2031 (a)	1,609,000	1,621,809
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	1,250,000	1,251,445
Series 2024-3, Class A4, 4.22%, 10/20/2028	1,250,000	1,253,595
Gm Financial Consumer Automobile Receivables Trust Series 2025-3, Class B, 4.53%, 9/16/2031	1,740,000	1,760,458
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A2, 4.69%, 11/15/2029 (a) (b)	3,000,000	3,000,121
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,533,930	1,426,271
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,087,518	1,005,717
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	945,113	862,586
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	2,000,000	2,021,248

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	2,500,000	2,547,746
Series 2024-2, Class B, 5.26%, 10/27/2059 (a)	1,090,000	1,103,997
Harley-Davidson Motorcycle Trust Series 2024-B, Class A4, 4.28%, 4/15/2032	2,850,000	2,870,318
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	584,646	551,665
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	14,285,000	14,502,062
Series 2025-2A, Class A, 5.13%, 9/25/2031 (a)	1,050,000	1,071,538
Hertz Vehicle Financing LP Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	13,700,000	13,392,941
Hilton Grand Vacations Trust
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	860,266	857,461
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	383,654	378,057
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	1,579,055	1,604,390
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	5,823,570	5,856,383
Home Partners of America Trust
Series 2022-1, Class B, 4.33%, 4/17/2039 (a)	9,300,040	9,242,223
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	524,618	519,682
Series 2019-1, Class D, 3.41%, 9/17/2039 (a)	812,485	795,816
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	1,617,289	1,520,845
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.96%, 3/21/2033 (a)	2,766,636	2,788,788
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	4,503,806	4,531,869
Jonah Energy ABS LLC Series 2025-2A, Class A1, 5.91%, 1/10/2041 ‡ (a)	1,860,948	1,863,367
KKR CLO Ltd. (Cayman Islands) Series 34A, Class BR, 5.65%, 7/15/2034 (a) (b)	9,643,000	9,649,008
LAD Auto Receivables Trust Series 2025-2A, Class B, 4.53%, 5/17/2032 (a)	4,000,000	4,025,597
LCM Ltd. (Cayman Islands)
Series 29A, Class AR, 5.24%, 4/15/2031 (a) (b)	1,576,751	1,577,340
Series 36A, Class A1R, 4.97%, 1/15/2034 (a) (b)	3,902,000	3,898,995
Series 34A, Class A1R, 5.06%, 10/20/2034 (a) (b)	15,000,000	14,995,635
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (a)	980,000	967,160
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	5,760,000	5,594,227
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	1,000,000	957,479
Series 2021-1A, Class C, 3.41%, 11/20/2031 (a)	1,500,000	1,437,658
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	13,165,000	12,708,658
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	3,500,000	3,317,541
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	6,000,000	6,054,655
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	11,025,000	11,143,284
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	2,308,203	2,315,205
Madison Park Funding Ltd. (Cayman Islands)
Series 13A, Class AR2, 4.78%, 11/21/2030 (a) (b)	11,161,600	11,158,408
Series 2021-52A, Class AR, 4.96%, 1/22/2035 (a) (b)	8,000,000	7,993,624
Magnetite Ltd. (Cayman Islands) Series 2022-32A, Class AR, 5.33%, 10/15/2037 (a) (b)	8,000,000	7,994,616
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,946,001
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	10,700,000	10,847,127
Marlette Funding Trust Series 2025-1A, Class B, 4.95%, 7/16/2035 (a)	10,000,000	10,044,024
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A4, 4.22%, 6/17/2030	1,915,000	1,921,872

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 5.15%, 10/16/2036 (a) (b)	885,254	884,938
Series 2022-FL8, Class A, 5.31%, 2/19/2037 (a) (b)	3,246,727	3,246,714
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,700,000	5,742,992
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	1,751,361	1,764,872
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	2,020,231	2,027,256
Series 2025-1A, Class A, 4.97%, 9/22/2042 (a)	3,049,355	3,096,698
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	1,304,116	1,324,550
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	6,060,000	6,083,803
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class AR, 4.84%, 7/16/2036 (a) (b)	5,000,000	4,996,520
New Century Home Equity Loan Trust Series 2003-5, Class AII, 1.07%, 11/25/2033 (b)	94,477	61,269
New Residential Mortgage Loan Trust Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	13,306,000	13,077,500
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/20/2055 ‡ (a)	8,780,000	8,817,259
NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 1/18/2033 (a)	4,235,000	4,248,107
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 5.00%, 1/15/2037 (a) (b)	5,000,000	4,987,100
Series 2023-26A, Class AR, 4.96%, 4/17/2037 (a) (b)	5,000,000	4,995,015
Series 2018-15A, Class BR, 5.48%, 1/20/2038 (a) (b)	2,850,000	2,848,438
Series 2025-44A, Class A, 5.56%, 10/24/2038 (a) (b)	10,000,000	10,016,940
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.21%, 9/14/2035 (a)	1,132,000	1,087,878
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,848,598
Series 2021-1A, Class B, 1.95%, 6/16/2036 (a)	3,940,000	3,721,761
Series 2019-2A, Class A, 3.14%, 10/14/2036 (a)	600,000	590,804
Oportun Funding Trust Series 2025-1, Class A, 4.96%, 8/16/2032 (a)	544,426	545,105
Oportun Issuance Trust
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	3,440,000	3,439,943
Series 2025-D, Class B, 5.31%, 2/8/2033 (a)	6,300,000	6,302,177
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	7,250,000	7,272,814
Series 2025-C, Class A, 4.49%, 7/8/2033 (a)	10,000,000	10,013,152
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,412,902
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class AR1, 5.15%, 2/15/2038 (a) (b)	5,000,000	4,996,015
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A1, 5.17%, 10/15/2030 (a) (b)	35,305	35,294
Series 2024-1A, Class A1, 4.95%, 10/15/2032 (a) (b)	3,420,530	3,419,538
Series 2024-2A, Class A2, 5.35%, 1/15/2033 (a) (b)	5,000,000	4,998,910
Series 2025-1A, Class A2, 5.05%, 2/15/2033 (a) (b)	4,800,000	4,763,405
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	949,351	951,208
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)	2,405,000	2,408,936
Series 2024-2A, Class A4, 4.26%, 9/20/2030 (a)	2,835,000	2,843,306
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	5,988,722	6,008,753
Prestige Auto Receivables Trust Series 2024-2A, Class A2, 4.72%, 2/15/2028 (a)	1,122,253	1,122,949
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,391,606	4,310,881
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	4,916,000	4,626,851
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,107,574	3,912,406
Series 2022-SFR1, Class B, 3.11%, 2/17/2041 (a)	4,000,000	3,832,915

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,441,119	5,280,300
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,851,144	7,597,857
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (a)	24,397,062	23,288,215
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,878,603	6,590,047
Series 2024-SFR4, Class B, 3.33%, 7/17/2041 (a)	4,000,000	3,825,933
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	11,966,534	11,428,433
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	10,000,000	9,574,860
Series 2025-SFR4, Class A, 4.30%, 8/17/2042 (a)	8,000,000	7,945,472
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	31,820,000	30,923,300
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	444,002
RCKTL Series 2025-2A, Class B, 4.60%, 11/27/2034 (a)	3,400,000	3,402,289
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	473,195	474,430
Regional Management Issuance Trust
Series 2022-1, Class C, 4.46%, 3/15/2032 (a)	1,334,000	1,326,130
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	6,000,000	5,800,568
Series 2025-1, Class A, 4.99%, 4/17/2034 (a)	4,055,000	4,081,851
Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	5,899,000	6,015,397
Republic Finance Issuance Trust Series 2025-A, Class A, 4.59%, 11/20/2034 (a)	10,000,000	10,021,675
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	4,927,504	4,990,679
Santander Drive Auto Receivables Trust Series 2025-4, Class C, 4.52%, 1/15/2032	1,140,000	1,142,738
SBNA Auto Lease Trust
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	936,905	938,900
Series 2025-A, Class A3, 4.83%, 4/20/2028 (a)	2,000,000	2,012,666
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	1,727,068	1,732,369
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	1,175,000	1,195,182
Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	5,500,000	5,495,609
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,116,772	2,134,746
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	2,312,383	2,327,408
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	3,261,457	3,273,054
SoFi Consumer Loan Program Trust Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	1,979,683	1,986,141
SoFi Professional Loan Program Trust Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,035,416	1,796,543
STAR Trust
Series 2025-SFR5, Class A, 5.41%, 2/17/2042 (a) (b)	998,682	1,001,016
Series 2025-SFR6, Class A, 5.36%, 8/17/2042 (a) (b)	5,000,000	5,009,375
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3, 4.47%, 7/20/2028 (a)	4,825,000	4,856,922
Series 2025-AA, Class B, 4.74%, 4/20/2029 (a)	12,358,000	12,502,391
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.79%, 7/29/2035 (a) (b)	3,990,423	3,988,719
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,018,081
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,545,089
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	6,000,000	6,032,454
Toyota Lease Owner Trust
Series 2024-B, Class A3, 4.21%, 9/20/2027 (a)	6,000,000	6,005,920
Series 2025-B, Class A3, 3.96%, 11/20/2028 (a)	9,090,000	9,101,650
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,949,833	5,841,891
Tricon American Homes Trust Series 2020-SFR2, Class C, 2.03%, 11/17/2039 (a)	4,000,000	3,794,922

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,644,792	1,652,591
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,388,036	1,390,406
Series 2025-SFR1, Class A, 5.06%, 3/17/2042 (a) (b)	2,710,988	2,712,670
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	8,257,016	8,264,144
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 ‡ (a)	5,625,000	5,636,036
Upstart Securitization Trust Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	11,100,000	11,108,571
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	7,066,795	7,108,035
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	1,310,363	1,333,156
Veros Auto Receivables Trust Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	1,205,633	1,210,787
Volkswagen Auto Lease Trust Series 2025-B, Class A3, 4.01%, 1/22/2029	14,000,000	14,032,504
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	558,709	558,593
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	210,941	210,929
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	3,000,000	3,010,193
Series 2025-2A, Class A3, 3.99%, 12/17/2029 (a)	3,500,000	3,502,446
Series 2025-2A, Class A4, 4.06%, 6/15/2033 (a)	2,250,000	2,249,303
Voya CLO Ltd. (Cayman Islands) Series 2020-1A, Class ARR, 4.97%, 7/16/2034 (a) (b)	8,000,000	7,996,008
Western Funding Auto Loan Trust Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	8,600,000	8,668,883
Westlake Automobile Receivables Trust
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	44,425	44,459
Series 2025-3A, Class A3, 4.22%, 6/15/2029 (a)	6,000,000	6,010,277
Series 2024-3A, Class B, 4.72%, 11/15/2029 (a)	7,480,000	7,509,130
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,200,000	5,214,724
Wheels Fleet Lease Funding LLC Series 2025-1A, Class A1, 4.57%, 1/18/2040 (a)	7,000,000	7,047,442
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 5.10%, 1/20/2035 (a) (b)	15,000,000	14,991,675
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	2,854,964	2,869,740
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	2,545,000	2,546,484
World Omni Auto Receivables Trust
Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,931,511
Series 2025-B, Class A3, 4.34%, 9/16/2030	3,795,000	3,823,157
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	2,750,000	2,769,771
World Omni Select Auto Trust Series 2025-A, Class A2A, 4.14%, 5/15/2030	8,500,000	8,503,815
Total Asset-Backed Securities (Cost $1,366,961,405)		1,372,923,548
Collateralized Mortgage Obligations — 19.7%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	167	166
Series 2004-33, Class 3A3, 4.63%, 12/25/2034 (b)	88,267	84,343
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (c)	1,695,000	1,700,606
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	73,901	65,913
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.45%, 5/25/2034 (b)	51,648	50,151
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 5.07%, 11/25/2034 (b)	25,754	12,452
BRAVO Residential Funding Trust Series 2025-NQM6, Class A1, 5.33%, 6/25/2065 (a) (c)	5,619,191	5,643,005
Brean Asset-Backed Securities Trust Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	2,127,489	2,062,170
CAFL Issuer LP Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 ‡ (a) (c)	4,865,000	4,831,119
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	1,137,080	1,132,249

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, 5.02%, 1/25/2045 (a) (b)	3,077,586	3,080,468
Series 2025-R01, Class 1M1, 5.17%, 1/25/2045 (a) (b)	2,061,439	2,062,732
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 4.92%, 12/25/2041 (a) (b)	421,035	420,910
Series 2022-R01, Class 1M1, 5.07%, 12/25/2041 (a) (b)	517,485	517,485
Series 2022-R01, Class 1M2, 5.97%, 12/25/2041 (a) (b)	4,892,532	4,917,104
Series 2022-R03, Class 1M2, 7.57%, 3/25/2042 (a) (b)	16,858,571	17,362,163
Series 2024-R01, Class 1M1, 5.12%, 1/25/2044 (a) (b)	1,250,994	1,249,825
Series 2024-R02, Class 1M1, 5.17%, 2/25/2044 (a) (b)	1,414,633	1,416,332
Series 2024-R05, Class 2A1, 5.07%, 7/25/2044 (a) (b)	40,349,237	40,349,193
Series 2024-R05, Class 2M1, 5.07%, 7/25/2044 (a) (b)	381,558	381,342
Series 2024-R06, Class 1A1, 5.22%, 9/25/2044 (a) (b)	4,403,435	4,418,031
Series 2025-R02, Class 1A1, 5.07%, 2/25/2045 (a) (b)	16,509,382	16,536,808
Series 2025-R02, Class 1M1, 5.22%, 2/25/2045 (a) (b)	2,488,791	2,491,858
Series 2025-R03, Class 2A1, 5.52%, 3/25/2045 (a) (b)	2,134,873	2,148,252
Series 2025-R03, Class 2M1, 5.67%, 3/25/2045 (a) (b)	1,831,438	1,838,043
Series 2025-R04, Class 1M1, 5.27%, 5/25/2045 (a) (b)	2,247,465	2,265,312
Series 2025-R05, Class 2M1, 5.27%, 7/25/2045 (a) (b)	8,986,157	8,985,444
Series 2025-R06, Class 1M1, 5.02%, 9/25/2045 (a) (b)	3,774,624	3,770,109
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	181,197	185,323
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 6.99%, 10/25/2033 (b)	84,656	83,289
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (b)	16,267	15,881
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,843,965	5,332,352
FHLMC Stacr Remic Trust
Series 2025-HQA1, Class A1, 5.02%, 2/25/2045 (a) (b)	6,250,000	6,256,114
Series 2025-HQA1, Class M1, 5.22%, 2/25/2045 (a) (b)	4,055,179	4,052,676
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class A1, 5.32%, 8/25/2044 (a) (b)	8,500,000	8,545,236
Series 2025-DNA2, Class M1, 5.27%, 5/25/2045 (a) (b)	1,635,025	1,635,390
Series 2025-DNA3, Class M1, 5.17%, 9/25/2045 (a) (b)	10,955,218	10,947,873
Series 2025-DNA4, Class M1, 5.17%, 10/25/2045 (a) (b)	11,852,015	11,844,490
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	819	820
Series 4120, Class KI, IO, 3.00%, 10/15/2032	382,615	18,853
Series 4187, Class CA, 2.00%, 4/15/2033	7,499,148	7,091,222
Series 5000, Class CB, 1.25%, 1/25/2035	2,879,077	2,664,517
Series 3300, Class FA, 4.56%, 8/15/2035 (b)	74,653	73,936
Series 3085, Class VS, IF, 11.69%, 12/15/2035 (b)	72,178	88,341
Series 4867, Class WF, 4.83%, 4/15/2037 (b)	4,780,088	4,724,445
Series 4350, Class AF, 4.78%, 12/15/2037 (b)	1,266,765	1,235,736
Series 4350, Class FK, 4.78%, 6/15/2038 (b)	1,578,922	1,540,712
Series 4515, Class FA, 4.80%, 8/15/2038 (b)	698,529	689,152
Series 4350, Class KF, 4.78%, 1/15/2039 (b)	204,722	199,688
Series 4448, Class TF, 4.75%, 5/15/2040 (b)	1,277,220	1,261,110
Series 4480, Class FM, 4.78%, 6/15/2040 (b)	2,135,005	2,081,953
Series 4457, Class KF, 4.78%, 10/15/2040 (b)	2,273,115	2,244,398
Series 4611, Class BF, 4.66%, 6/15/2041 (b)	7,252,240	7,190,870
Series 4363, Class FA, 4.80%, 9/15/2041 (b)	1,169,023	1,153,770

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4413, Class WF, 4.78%, 10/15/2041 (b)	876,451	855,364
Series 4559, Class AF, 4.93%, 3/15/2042 (b)	706,643	714,691
Series 4074, Class FE, 4.66%, 7/15/2042 (b)	1,007,351	996,059
Series 4150, Class F, 4.63%, 1/15/2043 (b)	2,845,541	2,803,584
Series 4161, Class YF, 4.63%, 2/15/2043 (b)	2,147,875	2,116,939
Series 4281, Class FB, 4.81%, 12/15/2043 (b)	1,364,339	1,355,996
Series 4606, Class FL, 4.76%, 12/15/2044 (b)	2,866,125	2,840,517
Series 4594, Class GN, 2.50%, 2/15/2045	1,282,756	1,212,588
Series 4935, Class KP, 2.50%, 12/25/2049	2,945,065	2,644,606
Series 5564, Class DA, 5.00%, 8/25/2050	18,727,822	18,867,687
Series 5072, Class QC, 1.00%, 10/25/2050	4,590,311	3,770,082
Series 5551, Class BA, 5.00%, 10/25/2051	14,012,144	14,002,221
Series 5270, Class FH, 5.02%, 6/25/2052 (b)	2,994,207	2,966,251
Series 5381, Class FC, 5.07%, 2/25/2054 (b)	7,682,496	7,703,761
Series 5500, Class KF, 4.97%, 10/25/2054 (b)	12,157,728	12,172,662
Series 5460, Class AF, 5.12%, 10/25/2054 (b)	8,873,366	8,871,555
FHLMC, STRIPS
Series 343, Class F4, 4.78%, 10/15/2037 (b)	1,234,021	1,218,768
Series 328, Class S4, IF, IO, 1.92%, 2/15/2038 (b)	2,139,381	111,936
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	36,777	29,471
Series T-54, Class 4A, 0.04%, 2/25/2043 (b)	496,766	482,509
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.34%, 12/25/2034 (b)	59,490	57,577
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,138,324	1,040,265
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 5.07%, 2/25/2044 (b)	64,578	63,786
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.38%, 3/25/2041 (b)	291,297	283,489
Series 2001-T8, Class A1, 7.50%, 7/25/2041	92,696	94,686
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	408,678	393,874
Series 2004-17, Class BF, 4.54%, 1/25/2034 (b)	14,948	14,940
Series 2025-7, Class EV, 5.50%, 1/25/2036	11,391,459	11,815,414
Series 2006-16, Class HZ, 5.50%, 3/25/2036	87,272	90,593
Series 2025-24, Class PV, 5.00%, 4/25/2036	7,893,108	7,990,387
Series 2006-124, Class FC, 4.54%, 1/25/2037 (b)	418,835	414,886
Series 2007-76, Class ZG, 6.00%, 8/25/2037	88,735	91,780
Series 2014-23, Class FA, 4.73%, 10/25/2039 (b)	5,596,953	5,522,340
Series 2010-64, Class FC, 4.69%, 6/25/2040 (b)	4,822,487	4,800,398
Series 2012-38, Class PA, 2.00%, 9/25/2041	552,937	528,568
Series 2012-93, Class ME, 2.50%, 1/25/2042	720,537	691,240
Series 2012-13, Class FA, 4.77%, 2/25/2042 (b)	3,720,872	3,705,451
Series 2012-31, Class FB, 4.74%, 4/25/2042 (b)	3,103,564	3,087,075
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,098,449	1,039,560
Series 2012-119, Class FB, 4.54%, 11/25/2042 (b)	2,125,043	2,091,755
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,537,486	1,481,731
Series 2013-6, Class FL, 4.59%, 2/25/2043 (b)	486,795	480,700
Series 2014-49, Class AF, 4.75%, 8/25/2044 (b)	73,052	71,438
Series 2014-58, Class FG, 4.54%, 9/25/2044 (b)	3,463,535	3,419,365
Series 2015-28, Class CI, IO, 4.00%, 5/25/2045	7,400,805	1,370,326

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2015-42, Class BF, 4.74%, 6/25/2045 (b)	1,525,782	1,510,727
Series 2016-25, Class LA, 3.00%, 7/25/2045	5,109,822	4,882,677
Series 2016-33, Class JA, 3.00%, 7/25/2045	1,708,006	1,636,165
Series 2015-91, Class AF, 4.80%, 12/25/2045 (b)	1,640,778	1,658,908
Series 2016-19, Class OP, PO, 4/25/2046	847,308	676,860
Series 2016-58, Class SA, IO, 1.63%, 8/25/2046 (b)	4,454,352	254,111
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,190,784	1,129,477
Series 2017-104, Class LA, 3.00%, 11/25/2047	828,273	777,971
Series 2019-38, Class PC, 3.00%, 2/25/2048	1,838,116	1,752,656
Series 2018-7, Class CI, IO, 4.00%, 2/25/2048	8,595,738	1,675,488
Series 2025-70, Class FD, 4.47%, 1/25/2050 (b)	14,395,846	14,201,092
Series 2019-77, Class FP, 4.74%, 1/25/2050 (b)	8,019,185	7,879,030
Series 2024-92, Class HB, 5.00%, 12/25/2051	6,082,229	6,133,398
Series 2022-12, Class GE, 2.50%, 3/25/2052	6,520,749	6,107,452
Series 2019-41, Class GF, 4.69%, 3/25/2053 (b)	8,985,287	8,945,138
Series 2024-10, Class FA, 5.17%, 3/25/2054 (b)	32,343,914	32,372,125
Series 2014-66, Class WF, 4.78%, 10/25/2054 (b)	679,832	681,653
Series 2024-104, Class CF, 4.92%, 1/25/2055 (b)	5,728,541	5,727,603
Series 2019-74, Class BF, 4.74%, 12/25/2059 (b)	3,722,049	3,638,503
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.31%, 10/25/2042 (b)	258,219	257,992
Series 2003-W1, Class 2A, 5.08%, 12/25/2042 (b)	87,203	88,307
Series 2003-W15, Class 3A, 5.13%, 12/25/2042 (b)	279,687	275,003
Series 2009-W1, Class A, 6.00%, 12/25/2049	67,891	70,742
FNMA, STRIPS Series 400, Class 1, PO, 11/25/2039	782,246	633,660
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	244,466	243,849
Series 2012-61, Class FM, 4.47%, 5/16/2042 (b)	2,806,317	2,785,737
Series 2016-12, Class PA, 2.50%, 6/20/2045	3,771,699	3,579,124
Series 2024-28, Class BA, 5.00%, 2/20/2048	1,544,031	1,564,779
Series 2024-44, Class HM, 4.00%, 4/20/2052	3,372,447	3,232,537
Series 2023-24, Class FD, 4.80%, 2/20/2053 (b)	9,724,173	9,660,980
Series 2024-159, Class PA, 4.50%, 10/20/2054	4,765,049	4,718,580
Series 2025-41, Class KF, 5.00%, 3/20/2055 (b)	14,586,199	14,602,829
Series 2025-65, Class FP, 5.10%, 4/20/2055 (b)	28,700,756	28,707,351
Series 2012-H21, Class FA, 4.72%, 7/20/2062 (b)	371,269	370,986
Series 2012-H29, Class FA, 4.74%, 10/20/2062 (b)	204,759	204,815
Series 2013-H16, Class FA, 4.76%, 7/20/2063 (b)	702,202	702,710
Series 2014-H07, Class FC, 4.82%, 5/20/2064 (b)	3,777,928	3,782,725
Series 2014-H11, Class JA, 4.72%, 6/20/2064 (b)	714,366	714,323
Series 2014-H17, Class FM, 4.87%, 8/20/2064 (b)	2,248,466	2,247,872
Series 2015-H03, Class FD, 4.86%, 1/20/2065 (b)	1,362,324	1,362,651
Series 2015-H04, Class FL, 4.86%, 2/20/2065 (b)	1,754,431	1,754,047
Series 2015-H12, Class FJ, 4.65%, 5/20/2065 (b)	902,491	901,734
Series 2015-H14, Class FB, 4.65%, 5/20/2065 (b)	1,109,707	1,108,949
Series 2015-H12, Class FA, 4.70%, 5/20/2065 (b)	1,016,470	1,016,313
Series 2015-H15, Class FB, 4.82%, 6/20/2065 (b)	1,710,918	1,710,545
Series 2015-H19, Class FN, 4.66%, 7/20/2065 (b)	2,008,353	2,006,981
Series 2015-H23, Class TA, 4.69%, 9/20/2065 (b)	2,587,347	2,586,312

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-H07, Class FA, 5.18%, 5/20/2071 (b)	6,168,069	6,200,929
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	286,843	281,374
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	38,572	38,934
Impac CMB Trust
Series 2004-6, Class 1A2, 4.85%, 10/25/2034 (b)	8,662	8,672
Series 2005-5, Class A1, 4.71%, 8/25/2035 (b)	217,680	207,944
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.05%, 3/25/2037 (b)	182,532	140,813
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.03%, 10/25/2033 (b)	9,830	9,468
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,013,730
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	1,240,000	1,247,449
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	1,695,000	1,705,820
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	4,250,000	4,258,165
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.29%, 4/21/2034 (b)	36,871	36,289
Series 2004-13, Class 3A7B, 5.70%, 11/21/2034 (b)	119,923	117,884
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.47%, 2/25/2033 (b)	29,542	28,922
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates Series 2001-TBC1, Class B1, 4.95%, 11/15/2031 (b)	32,521	31,037
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 4.73%, 9/25/2029 (b)	8,970	9,161
Series 2004-1, Class 2A3, 5.32%, 12/25/2034 (b)	39,969	35,427
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	376,620	364,199
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,348,558	1,321,728
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 5.10%, 3/25/2033 (b)	29,079	25,975
Series 2003-HYB1, Class B1, 5.10%, 3/25/2033 (b)	4,127	427
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (b)	406,464	402,986
Series 2004-5AR, Class 3A3, 5.15%, 7/25/2034 (b)	49,230	48,259
Series 2004-5AR, Class 3A5, 5.15%, 7/25/2034 (b)	277,433	274,563
Series 2004-11AR, Class 1A2A, 4.38%, 1/25/2035 (b)	106,041	102,159
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 4.92%, 8/15/2032 (b)	21,278	22,049
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.52%, 2/25/2035 (a) (b)	401,727	329,200
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	3,960,000	3,989,681
Series 2018-4A, Class A1S, 4.82%, 1/25/2048 (a) (b)	715,294	702,753
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	104,796	106,843
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	1,055,000	1,056,661
OBX Trust
Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	2,240,384	2,247,761
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (c)	5,425,801	5,483,392
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (b)	1,669,955	1,634,598
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,754,231	1,696,229
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.48%, 10/25/2032 (b)	130,282	130,408
PRPM LLC Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (c)	4,520,486	4,415,093
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.89%, 6/25/2035 (b)	201,902	191,911

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-SA4, Class 2A1, 5.43%, 11/25/2036 (b)	105,366	88,714
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	1,000,000	1,004,729
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	3,283,471	3,063,044
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.32%, 10/25/2034 (a) (b)	8,285,192	8,401,928
Sequoia Mortgage Trust
Series 11, Class A, 4.97%, 12/20/2032 (b)	4,752	4,167
Series 2003-3, Class A2, 5.37%, 7/20/2033 (b)	26,411	24,364
Series 2004-11, Class A2, 4.87%, 12/20/2034 (b)	144,759	138,364
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 4.77%, 3/19/2034 (b)	17,242	16,364
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 4.82%, 7/19/2032 (b)	85,082	50,222
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 5.88%, 7/25/2033 (b)	210,880	206,792
Series 2003-40A, Class 4A, 6.62%, 1/25/2034 (b)	47,818	46,603
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.32%, 12/25/2044 (b)	999,194	882,965
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	1,050,000	1,056,888
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,225,628	2,124,438
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.37%, 6/25/2034 (b)	180,821	173,376
Series 2004-AR11, Class A, 5.98%, 10/25/2034 (b)	84,091	82,177
Total Collateralized Mortgage Obligations (Cost $600,906,215)		599,148,098
Mortgage-Backed Securities — 13.5%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	330,611	326,744
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,359,087	4,170,771
Pool # RA2970, 2.50%, 7/1/2050	4,474,857	3,841,275
Pool # SD1787, 5.00%, 10/1/2052	2,765,638	2,831,651
Pool # SD8277, 5.50%, 12/1/2052	3,804,102	3,874,640
Pool # SD8290, 6.00%, 1/1/2053	10,641,827	10,942,794
Pool # QF9638, 5.00%, 3/1/2053	6,929,069	6,967,670
Pool # SD3159, 5.00%, 6/1/2053	20,034,126	20,136,198
Pool # RA9453, 6.00%, 7/1/2053	22,445,042	23,157,235
Pool # QH2154, 5.50%, 9/1/2053	16,801,356	17,145,101
Pool # SL0596, 6.00%, 9/1/2053	13,572,641	14,106,086
Pool # QI4073, 5.50%, 4/1/2054	3,128,273	3,172,252
Pool # SD6317, 5.50%, 5/1/2054	9,509,316	9,700,947
Pool # SD7572, 6.50%, 5/1/2054	18,962,409	19,892,218
Pool # SD5658, 5.50%, 6/1/2054	5,055,283	5,157,161
Pool # RJ1658, 6.00%, 6/1/2054	5,064,163	5,203,778
Pool # SD6799, 6.00%, 10/1/2054	12,108,985	12,543,862
Pool # QX8822, 6.00%, 3/1/2055	9,509,220	9,772,241
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	565,173	547,293
Pool # MA1401, 3.00%, 4/1/2033	220,975	213,530
Pool # MA1490, 3.00%, 7/1/2033	738,748	716,536
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	110,185	116,362
Pool # AD0588, 5.00%, 12/1/2039	495,526	510,522
Pool # AD9721, 5.50%, 8/1/2040	154,889	158,018

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BM3048, 4.00%, 10/1/2042	2,427,718	2,392,695
Pool # AS4592, 4.00%, 2/1/2045	4,707,245	4,577,717
Pool # BM5560, 4.00%, 1/1/2046	2,660,768	2,615,282
Pool # CA0411, 4.00%, 9/1/2047	2,717,250	2,659,540
Pool # CA2489, 4.50%, 10/1/2048	485,781	483,639
Pool # BP7345, 3.00%, 6/1/2050	5,611,834	5,035,896
Pool # BQ7436, 3.00%, 9/1/2051	3,430,098	3,058,531
Pool # BQ7454, 3.00%, 12/1/2051	5,094,143	4,547,056
Pool # FS2898, 4.50%, 9/1/2052	4,380,101	4,335,200
Pool # CB4630, 5.50%, 9/1/2052	6,103,181	6,277,878
Pool # FS3051, 5.00%, 10/1/2052	2,864,863	2,943,477
Pool # CB4839, 5.50%, 10/1/2052	2,765,057	2,818,763
Pool # CB5027, 5.50%, 11/1/2052	5,745,609	5,856,275
Pool # MA4842, 5.50%, 12/1/2052	3,831,736	3,902,393
Pool # MA4894, 6.00%, 1/1/2053	21,023,285	21,571,742
Pool # FA0711, 5.50%, 6/1/2053	10,160,027	10,390,514
Pool # CB8709, 6.00%, 6/1/2054	4,623,731	4,750,618
Pool # BU5096, 6.00%, 9/1/2054	4,368,436	4,526,181
Pool # CB9991, 6.00%, 2/1/2055	13,882,875	14,420,314
Pool # FA1254, 5.50%, 3/1/2055	28,540,201	29,187,690
Pool # FA1866, 5.50%, 6/1/2055	19,109,680	19,369,090
FNMA, Other
Pool # BZ3803, 4.46%, 5/1/2030	27,196,246	27,703,111
Pool # BL7458, 1.25%, 7/1/2030	10,000,000	8,843,981
Pool # BK7908, 4.00%, 11/1/2048	222,499	211,579
Pool # BF0769, 4.50%, 9/1/2063	4,621,889	4,535,597
GNMA II, 30 Year
Pool # CG5224, 3.50%, 8/20/2051	8,078,133	7,310,924
Pool # MB0367, 6.00%, 5/20/2055	26,413,329	26,953,505
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	2,185,409	2,230,072
Total Mortgage-Backed Securities (Cost $410,683,573)		408,714,145
Corporate Bonds — 7.8%
Banks — 3.9%
Bank of America Corp. (SOFR + 1.11%), 4.62%, 5/9/2029 (d)	13,285,000	13,466,274
Bank of Nova Scotia (The) (Canada) (SOFR + 0.76%), 4.04%, 9/15/2028 (d)	11,065,000	11,050,570
BNP Paribas SA (France) (SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	10,000,000	10,265,874
BPCE SA (France) (SOFR + 1.58%), 5.39%, 5/28/2031 (a) (d)	6,050,000	6,236,099
CaixaBank SA (Spain) (SOFR + 1.14%), 4.63%, 7/3/2029 (a) (d)	7,195,000	7,268,295
Canadian Imperial Bank of Commerce (Canada) (SOFRINDX + 0.60%), 4.24%, 9/8/2028 (d)	4,435,000	4,445,963
Citigroup, Inc. (SOFR + 0.87%), 4.79%, 3/4/2029 (d)	16,980,000	17,220,037
Credit Agricole SA (France) (SOFR + 1.13%), 5.23%, 1/9/2029 (a) (d)	10,000,000	10,204,221
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (d)	10,000,000	10,160,106
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	10,000,000	10,414,192
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (d)	4,405,000	4,409,853
Wells Fargo & Co. (SOFR + 0.88%), 4.08%, 9/15/2029 (d)	12,460,000	12,455,474
		117,596,958

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 1.5%
Deutsche Bank AG (Germany) (SOFR + 1.21%), 5.28%, 1/10/2029 (d)	5,000,000	5,025,411
Goldman Sachs Group, Inc. (The)
(SOFR + 0.90%), 4.15%, 10/21/2029 (d)	10,345,000	10,352,456
(SOFR + 1.08%), 5.15%, 1/28/2031 (d)	5,000,000	5,013,353
Morgan Stanley (SOFR + 1.45%), 5.17%, 1/16/2030 (d)	10,000,000	10,292,831
UBS Group AG (Switzerland) (SOFR + 0.84%), 4.15%, 12/23/2029 (a) (d)	13,490,000	13,488,232
		44,172,283
Consumer Finance — 0.4%
American Honda Finance Corp. 4.25%, 9/1/2028	7,730,000	7,771,612
Avolon Holdings Funding Ltd. (Ireland) 4.90%, 10/10/2030 (a)	3,750,000	3,774,525
		11,546,137
Electric Utilities — 0.2%
Enel Finance International NV (Italy) 4.13%, 9/30/2028 (a)	2,775,000	2,777,009
FirstEnergy Transmission LLC 4.55%, 1/15/2030	4,000,000	4,050,661
		6,827,670
Financial Services — 0.9%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	1,963,432	1,963,432
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	2,528,815	2,621,080
Nationwide Building Society (United Kingdom)
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (d)	10,000,000	10,102,668
5.13%, 7/29/2029 (a)	10,000,000	10,318,742
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,205,411	1,205,411
		26,211,333
Insurance — 0.8%
CNO Global Funding 4.38%, 9/8/2028 (a)	8,920,000	8,944,123
F&G Global Funding 4.65%, 9/8/2028 (a)	5,705,000	5,722,993
Mutual of Omaha Cos. Global Funding 4.51%, 6/9/2028 (a)	10,000,000	10,119,790
		24,786,906
Semiconductors & Semiconductor Equipment — 0.1%
Marvell Technology, Inc. 4.75%, 7/15/2030	4,110,000	4,171,084
Total Corporate Bonds (Cost $233,483,700)		235,312,371
Commercial Mortgage-Backed Securities — 6.9%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	1,006,928	966,651
ARES Trust Series 2025-IND3, Class A, 5.46%, 4/15/2042 (a) (b)	5,000,000	5,001,559
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,534,163
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 4.59%, 8/25/2035 (a) (b)	276,494	269,148
Series 2005-2A, Class M1, 4.71%, 8/25/2035 (a) (b)	55,222	53,493
Series 2007-3, Class A2, 4.50%, 7/25/2037 (a) (b)	253,924	241,992
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	908,696	865,252
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	107,818	107,225
BOFAS Re-REMIC Trust Series 2025-FRR6, Class A, 1.26%, 11/27/2051 ‡ (a) (b)	5,187,000	4,625,404
BX Series 2024-PALM, Class A, 5.50%, 6/15/2037 (a) (b)	4,326,923	4,329,622

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BX Trust
Series 2021-BXMF, Class A, 4.71%, 10/15/2026 (a) (b)	5,729,806	5,715,608
Series 2021-LBA, Class AJV, 4.87%, 2/15/2036 (a) (b)	6,500,000	6,492,011
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (a) (b)	3,400,600	3,447,396
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (a) (b)	3,400,000	3,400,191
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AK57, 1.49%, 8/27/2049 ‡ (a) (b)	10,000,000	9,700,959
Series 2025-FRR1, Class BK57, 1.52%, 8/27/2049 ‡ (a) (b)	6,000,000	5,800,593
ELP Commercial Mortgage Trust Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (b)	3,000,000	3,013,177
FHLMC Series 2025-MN11, Class M1, 5.72%, 7/25/2045 (a) (b)	7,816,543	7,808,422
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.83%, 11/25/2045 (a) (b)	7,145,000	7,145,043
Series 2021-MN1, Class M1, 6.07%, 1/25/2051 (a) (b)	63,037	62,889
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 6.44%, 10/25/2047 (b)	565,217	565,882
Series Q013, Class APT1, 6.32%, 5/25/2050 (b)	879,361	880,013
FREMF Mortgage Trust
Series 2019-K736, Class C, 3.86%, 7/25/2026 (a) (b)	2,000,000	1,981,733
Series 2018-K82, Class C, 4.27%, 9/25/2028 (a) (b)	3,000,000	2,966,116
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (b)	2,000,000	1,975,601
Series 2017-K70, Class C, 3.94%, 12/25/2049 (a) (b)	1,750,000	1,726,394
Series 2017-K64, Class B, 4.14%, 5/25/2050 (a) (b)	5,000,000	4,961,907
Series 2017-K64, Class C, 4.14%, 5/25/2050 (a) (b)	3,285,000	3,255,846
Series 2019-K89, Class C, 4.44%, 1/25/2051 (a) (b)	10,000,000	9,905,904
Series 2019-K97, Class C, 3.90%, 9/25/2051 (a) (b)	7,845,000	7,583,974
Series 2018-K81, Class C, 4.32%, 9/25/2051 (a) (b)	10,682,000	10,548,018
Series 2018-K83, Class C, 4.42%, 11/25/2051 (a) (b)	7,000,000	6,939,060
Series 2020-K104, Class B, 3.65%, 2/25/2052 (a) (b)	1,000,000	967,243
Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (b)	7,000,000	6,885,342
Series 2019-K92, Class C, 4.34%, 5/25/2052 (a) (b)	8,583,000	8,467,987
Series 2019-K94, Class C, 4.10%, 7/25/2052 (a) (b)	1,000,000	978,195
Series 2019-K100, Class B, 3.61%, 11/25/2052 (a) (b)	4,688,000	4,516,995
Series 2020-K105, Class C, 3.53%, 3/25/2053 (a) (b)	3,000,000	2,864,434
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.30%, 3/15/2040 (a) (b)	2,000,000	1,999,394
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,642,473
ONE Mortgage Trust Series 2021-PARK, Class A, 4.77%, 3/15/2036 (a) (b)	7,000,000	6,881,477
PRM7 Trust Series 2025-PRM7, Class A, 4.51%, 11/10/2042 (a) (b)	5,855,000	5,795,031
RFM Re-REMIC Trust Series 2022-FRR1, Class AB60, 2.33%, 11/8/2049 ‡ (a) (b)	4,000,000	3,865,888
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,454,687
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/25/2040 (a)	3,825,000	3,835,769
SCG Trust Series 2025-SNIP, Class A, 5.46%, 9/15/2042 (a) (b)	10,000,000	10,017,329
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.35%, 5/15/2039 (a) (b)	5,000,000	5,000,898
SMR Mortgage Trust Series 2022-IND, Class A, 5.61%, 2/15/2039 (a) (b)	7,325,417	7,324,941
SMRT Series 2022-MINI, Class A, 4.96%, 1/15/2039 (a) (b)	5,000,000	4,992,222
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.73%, 11/15/2036 (a) (b)	2,300,000	2,294,278
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.32%, 2/15/2040 (a) (b)	872,769	873,544
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (b)	1,175,000	1,215,923
Total Commercial Mortgage-Backed Securities (Cost $210,429,968)		210,745,296

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 5.3%
U.S. Treasury Notes
3.75%, 6/30/2027	73,055,000	73,277,590
3.63%, 8/31/2027	88,300,000	88,441,418
Total U.S. Treasury Obligations (Cost $161,201,065)		161,719,008
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (e) (f) (Cost $30,204,999)	30,195,171	30,207,249
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.86%, 1/20/2026 (g) (Cost $4,973,507)	5,000,000	4,973,582
Total Short-Term Investments (Cost $35,178,506)		35,180,831
Total Investments — 99.6% (Cost $3,018,844,432)		3,023,743,297
Other Assets in Excess of Liabilities — 0.4%		11,888,867
NET ASSETS — 100.0%		3,035,632,164

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2025.
(g)	The rate shown is the effective yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,007	03/31/2026	USD	628,040,144	(50,058)
Short Contracts
U.S. Treasury 10 Year Note	(456)	03/20/2026	USD	(51,684,750)	(109,293)
U.S. Treasury 10 Year Ultra Note	(374)	03/20/2026	USD	(43,454,125)	(173,496)
U.S. Treasury Long Bond	(67)	03/20/2026	USD	(7,868,313)	(61,355)
U.S. Treasury 5 Year Note	(1,391)	03/31/2026	USD	(152,683,984)	(193,865)
(538,009)
(588,067)

Abbreviations
USD	United States Dollar

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,339,580,815	$33,342,733	$1,372,923,548
Collateralized Mortgage Obligations	—	589,487,962	9,660,136	599,148,098
Commercial Mortgage-Backed Securities	—	186,752,452	23,992,844	210,745,296
Corporate Bonds
Banks	—	117,596,958	—	117,596,958
Capital Markets	—	44,172,283	—	44,172,283
Consumer Finance	—	11,546,137	—	11,546,137
Electric Utilities	—	6,827,670	—	6,827,670
Financial Services	—	20,421,410	5,789,923	26,211,333
Insurance	—	24,786,906	—	24,786,906
Semiconductors & Semiconductor Equipment	—	4,171,084	—	4,171,084
Total Corporate Bonds	—	229,522,448	5,789,923	235,312,371
Mortgage-Backed Securities	—	408,714,145	—	408,714,145
U.S. Treasury Obligations	—	161,719,008	—	161,719,008
Short-Term Investments
Investment Companies	30,207,249	—	—	30,207,249
U.S. Treasury Obligations	—	4,973,582	—	4,973,582
Total Short-Term Investments	30,207,249	4,973,582	—	35,180,831
Total Investments in Securities	$30,207,249	$2,920,750,412	$72,785,636	$3,023,743,297
Depreciation in Other Financial Instruments
Futures Contracts	$(588,067)	$—	$—	$(588,067)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$16,929,953	$—	$263,891	$5,380	$19,001,429	$(2,857,920)	$—	$—	$33,342,733
Collateralized Mortgage Obligations	2,590,334	—	(17,147)	3,659	9,844,125	(1,759,799)	—	(1,001,036)	9,660,136
Commercial Mortgage-Backed Securities	—	—	131,452	6,692	23,854,700	—	—	—	23,992,844
Corporate Bonds	—	—	16,392	(1,888)	6,056,926	(281,507)	—	—	5,789,923
Total	$19,520,287	$—	$394,588	$13,843	$58,757,180	$(4,899,226)	$—	$(1,001,036)	$72,785,636

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $394,588.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$17,026,072	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.64%)
			Yield (Discount Rate of Cash Flows)	4.85% - 6.50% (5.33%)
Asset-Backed Securities	17,026,072
	3,865,888	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (78.25%)
			Yield (Discount Rate of Cash Flows)	5.04% - 5.23% (5.16%)
Collateralized Mortgage Obligations	3,865,888
	4,829,016	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.71% (5.71%)

Commercial Mortgage-Backed Securities	4,829,016
Total	$25,720,976

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $47,064,660. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$78,487,741	$1,586,805,899	$1,635,105,397	$30,910	$(11,904)	$30,207,249	30,195,171	$2,578,189	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.